Accrued Compensation - Schedule of Accrued Compensation (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Accrued vacation	$ 260	$ 267
Accrued salaries	236	251
Accrued bonuses	77	32
Accrued commissions	15	22
Total accrued compensation	$ 588	$ 572